Lease Assets	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Assets	Lease Assets

	Building $	Other $	Total $
January 1, 2019	556.6	5.2	561.8
Additions	63.9	1.6	65.5
Acquisitions	19.3	0.1	19.4
Depreciation	(113.2)	(2.6)	(115.8)
Modifications	42.6	—	42.6
Impairment	(2.0)	—	(2.0)
Foreign exchange	(12.8)	(0.2)	(13.0)
December 31, 2019	554.4	4.1	558.5
Additions	40.7	1.7	42.4
Acquisitions	7.0	—	7.0
Depreciation	(115.0)	(2.7)	(117.7)
Modifications	16.4	0.4	16.8
Impairment	(59.1)	—	(59.1)
Foreign exchange	(1.0)	0.1	(0.9)
December 31, 2020	443.4	3.6	447.0

The Company leases buildings for its office spaces across the globe. Lease terms typically range from 1 to 20 years and had a weighted average remaining lease term of 7.1 years at December 31, 2020 (2019 - 7.7 years). To provide operational flexibility, the Company seeks to include extension or termination options in new leases.

The Company leases vehicles and office equipment with terms typically ranging from 1 to 7 years and had a weighted average remaining lease term of 2.5 years at December 31, 2020 (2019 - 2.2 years). These leases do not usually contain extension options, purchase options, or residual value guarantees.

The Company also leases IT equipment and other equipment with terms typically ranging from 1 to 5 years. These leases are generally short-term or for low-value assets that the Company has elected not to recognize in lease assets and lease liabilities.

As part of the Company's strategic initiative in 2020, the existing real estate lease portfolio was evaluated and resulted in the abandonment of certain leased office spaces and the approval of a formal plan to sublease the abandoned leased spaces that will no longer be utilized by the Company. A change in use related to those lease assets resulted in the recognition of impairment losses where the carrying amount of the assets exceeded the recoverable amount. The recoverable amount was determined based on the value in use method and a weighted average discount rate of 7.23%. Impairment losses and the related recoverable amounts remaining for each reportable segment are as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	50.4	4.8	3.9	59.1
Property and equipment	16.3	1.7	1.5	19.5
Total	66.7	6.5	5.4	78.6
Recoverable amount	8.4	1.2	2.4	12.0

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2020	2019
	$	$
Rent expense - variable lease payments	49.7	48.7
Rent expense - short-term leases and leases of low-value assets	3.3	10.0
Income from subleases	(5.6)	(5.1)

Total	47.4	53.6

Variable lease payments include operating expenses, real estate taxes, insurance, and other variable costs. Future undiscounted cash flows for short-term leases, leases of low-value assets, variable lease payments, and sublease payments receivable are disclosed in note 21.

Amounts recognized in the consolidated statement of cash flows	For the year ended December 31,
	2020	2019
	$	$
Cash payments for the interest portion of lease liabilities	28.8	32.3
Cash payments for leases not included in the measurement of lease liabilities	47.4	53.6
Cash outflow in operating activities	76.2	85.9
Cash payments for the principal portion of lease liabilities	129.3	116.7
Proceeds from lease inducements	(2.8)	(50.4)
Cash outflow in financing activities	126.5	66.3
Total cash outflow for leases	202.7	152.2